Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Cost: Computer software	$ 21,593	$ 21,576
Less: Accumulated amortization Computer software	(10,994)	(6,773)
Exchange differences	1	1
Intangible assets, net	$ 10,600	$ 14,804